Segment Reporting - Schedule of Geographic Information (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-live assets	$ 20,611,880	$ 19,830,282
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-live assets	13,932,880	16,467,917
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-live assets	1,716,744	1,506,962
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-live assets	4,353,220	1,270,653
Other overseas countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-live assets	$ 609,037	$ 584,751